Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity
As at January 1	$ 4,322	$ 4,600	$ 4,772
Transfer of treasury shares to executives and key employees	(228)	(278)	(172)
As at December 31	$ 4,094	$ 4,322	$ 4,600
At January 1	2,251,123	2,396,015	2,485,445
Transfer of treasury shares to executives and key employees	(118,798)	(144,892)	(89,430)
At December 31	2,132,325	2,251,123	2,396,015